Taxes - Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates [Abstract]
Japanese statutory income tax rate	34.60%	34.60%	30.60%
Non-deductible expenses	26.50%	1.50%	2.00%
Non-taxable income	(0.10%)	(0.20%)	(1.80%)
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	(11.20%)	(3.40%)	2.60%
Effect of change in tax rate	12.80%	(7.60%)
Change in valuation allowance	9.20%	(1.30%)	(5.40%)
Effects of consumption tax examination	6.10%	(63.20%)	(22.20%)
Prior year income tax true-up	4.80%
Effective tax rate	82.70%	(39.60%)	5.80%